Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of net proceeds from business combination and PIPE financing
In accounting for the Business Combination and after redemptions, net proceeds received by the Company totaled $225.6 million. The table below shows the net proceeds from business combination and PIPE financing:

Amount
Cash—SNII trust and cash (net of redemption)	$77,769
Cash—PIPE	147,510
Cash—SNII operating account	325

Net Proceeds from Business Combination and PIPE	$225,604

Summary of consummation of the business combination
The number of shares of Common Stock issued immediately following the consummation of the Business Combination was as follows:

Common Stock — SNII Class A, outstanding prior to Business Combination	34,500,000
Less: redemption of SNII Class A ordinary shares	(22,915,538)

Common Stock — SNII Class A ordinary shares	11,584,462
Common Stock—SNII Class B ordinary shares*	8,625,000
Shares issued in PIPE	14,641,244

Business Combination and PIPE shares	34,850,706
Common Stock—Legacy Rigetti**	18,221,069
Common Stock—exercise of Legacy Rigetti stock options immediately prior to the closing**	1,123,539
Common Stock—exercise of Legacy Rigetti warrants immediately prior to the closing**	2,234,408
Common Stock—upon conversion of Legacy Rigetti Series C preferred stock**	54,478,261
Common Stock—upon conversion of Legacy Rigetti Series C-1 preferred stock**	2,902,302

Total shares of Common Stock immediately after Business Combination	113,810,285

*
Includes (i) 2,479,000 shares of Common Stock held by the Sponsor (the “Promote Sponsor Vesting Shares”) and (ii) 580,273 shares of Common Stock held by the Sponsor (“Sponsor Redemption-Based Vesting Shares”).

**
(i) all outstanding shares of Legacy Rigetti Common Stock as of immediately prior to the Closing (including Legacy Rigetti Common Stock resulting from the Legacy Rigetti Preferred Stock Conversion), were exchanged at an exchange ratio of 0.7870 (the “Exchange Ratio”). (ii) the conversion ratio to Legacy Rigetti Common Stock for the Legacy Series C Preferred Stock was
one-for-one
and for Legacy
Series C-1
Preferred Stock was
eight-for-one.